Concentrations	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 16 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. At December 31, and September 30, 2018, cash in bank did not exceeded the federally insured limits of $250,000. The Company has not experienced any losses in such accounts through December 31, 2018.

Economic Concentrations

With respect to customer concentration, two customers accounted for approximately 54.6% and 13.1%, of total sales for the three months ended December 31, 2018. Four customers accounted for approximately 53%, 19%, 19% and 10%% of total sales for the three months ended December 31, 2017.

With respect to accounts receivable concentration, five customers accounted for 28.7%, 26.4%, 15.1%, 12.8% and 11.2% of total accounts receivable at December 31, 2018. Three customers accounted for approximately, 50%, 20% and 20% of total accounts receivable at September 30, 2018.

With respect to supplier concentration, three suppliers accounted for approximately 25.3%, 21.1% and 15.9% of total purchases for the three months ended December 31, 2018. One supplier accounted for approximately 39% of total purchases for the three months ended December 31, 2017.

With respect to accounts payable concentration, two suppliers accounted for approximately 20.8% and 15.8% of total accounts payable at December 31, 2018. Three suppliers accounted for approximately 18%, 13% and 11% of total accounts payable at September 30, 2018.

With respect to foreign sales, it totaled approximately $4,863 for the three months ended December 31, 2018. Foreign sales totaled approximately $27,000 for the three months ended December 31, 2017.

NOTE 17 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. At September 30, 2018, cash in bank did not exceeded the federally insured limits of $250,000. The Company has not experienced any losses in such accounts through September 30, 2018.

Economic Concentrations

With respect to customer concentration, three customers accounted for approximately 52%, 17%, and 10%, of total sales for the year ended September 30, 2018. Three customers accounted for approximately 65%, 12% and 11% of total sales for the period ended September 30, 2017.

With respect to accounts receivable concentration, three customers accounted for approximately 50%, 20% and 20% of total accounts receivable at September 30, 2018. Three customers accounted for approximately 59%, 15% and 13% of total accounts receivable at September 30, 2017.

With respect to supplier concentration, two suppliers accounted for approximately 34% and 10% of total purchases for the year ended September 30, 2018. Two suppliers accounted for approximately 41% and 15% of total purchases for the year ended September 30, 2017.

With respect to accounts payable concentration, three suppliers accounted for approximately 18%, 13%, and 11% of total accounts payable at September 30, 2018. Two suppliers accounted for approximately 42% and 11% of total accounts payable at September 30, 2017.

With respect to foreign sales, it totaled approximately $60,000 for the year ended September 30, 2018.